7. ADVANCE, DEPOSIT AND INVESTMENT IN AKKERMAN FINLAND OY: Schedule of Summarized financial information of AVU Kosova LLC (Details)	Dec. 31, 2025 CAD ($)
Details
Summarized financial information of AVU Kosova LLC - Current assets	$ 2,332
Summarized financial information of AVU Kosova LLC - Non-current assets	7,487
Summarized financial information of AVU Kosova LLC - Current liabilities	355,722
Summarized financial information of AVU Kosova LLC - Loss for the year	$ 290,034